Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member] Common Class A [Member]	Common Stock [Member] Common Class B [Member]	Common Stock [Member] Jet Token, Inc. [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Jet Token, Inc. [Member]	Retained Earnings [Member]	Retained Earnings [Member] Jet Token, Inc. [Member]	Common Class A [Member]	Common Class B [Member]	Total	Jet Token, Inc. [Member]	Nonvoting Common Stock [Member] Jet Token, Inc. [Member]	Series Seed Preferred Stock [Member] Jet Token, Inc. [Member]	Series CF Non-voting Preferred Stock [Member] Jet Token, Inc. [Member]	Subscription Receivable [Member] Jet Token, Inc. [Member]
Balance, value at Dec. 31, 2020			$ 9		$ 5,743,728		$ (3,152,528)				$ 2,802,142	$ 3	$ 29,500	$ 704,396	$ (522,966)
Balance, shares at Dec. 31, 2020			85,000,000									31,402,755	983,333	18,826,385
Issuance of Class A ordinary shares (net of offering costs), shares												2,625,446
Net loss							(15,765,249)				(15,765,249)
Stock option compensation					12,690,373						12,690,373
Sale of Non-Voting Common Stock for cash					2,417,424						2,320,824				(96,600)
Receipt of subscription receivable											522,966				522,966
Sale of Non-Voting Common Stock for cash, shares												4,119,908
Offering costs					(1,673,587)						(1,673,587)
Share exchange			$ (1)									$ 1
Share exchange, shares			(6,646,667)									6,646,667
Balance, value at Dec. 31, 2021		$ 288	$ 8		19,177,938	$ (10,498,112)	(18,917,777)			$ (10,497,824)	897,469	$ 4	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333									42,169,330	983,333	18,826,385
Balance, value at Apr. 11, 2021
Balance, shares at Apr. 11, 2021
Issuance of Class B ordinary shares to Sponsor		$ 288		24,712						25,000
Issuance of Class B ordinary shares to Sponsor,shares		2,875,000
Issuance of Class A ordinary shares (net of offering costs)	$ 1,161			103,983,884						103,985,045
Issuance of Class A ordinary shares (net of offering costs), shares	11,615,000
Issuance of private placement warrants				5,760,000						5,760,000
Class A Ordinary shares reclassified to Commitments subject to possible redemption	$ (1,161)			(101,227,174)						(101,228,335)
Class A Ordinary shares subject to possible redemption, shares	(11,500,000)
Accretion for Class A Ordinary Shares to redemption amount				(8,541,422)		(6,956,240)				(15,497,662)
Net loss						(3,541,872)		$ (2,839,120)	$ (702,753)	(3,541,872)
Balance, value at Dec. 31, 2021		$ 288	$ 8		19,177,938	(10,498,112)	(18,917,777)			(10,497,824)	897,469	$ 4	$ 29,500	$ 704,396	(96,600)
Balance, shares at Dec. 31, 2021	115,000	2,875,000	78,353,333									42,169,330	983,333	18,826,385
Issuance of Class A ordinary shares (net of offering costs)												$ 1,500,000
Class A Ordinary shares subject to possible redemption, shares
Accretion for Class A Ordinary Shares to redemption amount						(1,534,589)				(1,534,589)
Net loss						7,175,980	(7,738,203)	$ 5,605,148	$ 1,570,832	7,175,980	(7,738,203)
Stock option compensation					6,492,653						6,492,653
Sale of Non-Voting Common Stock for cash					2,919,704						2,904,160				(15,544)
Receipt of subscription receivable											96,600				96,600
Sale of Non-Voting Common Stock for cash, shares												3,920,556
Offering costs					(1,691,386)						(1,691,386)
Preferred share redemption					(216,000)						(225,000)		$ (9,000)
Preferred share redemption, shares													(300,000)
Balance, value at Dec. 31, 2022		$ 288	$ 8		$ 26,682,909	$ (4,856,721)	$ (26,655,980)			$ (4,856,433)	$ 736,293	$ 4	$ 20,500	$ 704,396	$ (15,544)
Balance, shares at Dec. 31, 2022	115,000	2,875,000	78,353,333									46,089,886	683,333	18,826,385